Label	Element	Value
AB Sustainable Thematic Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Sustainable Thematic Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 42 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 106 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund or an investment company in which the Fund invests pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of equity and fixed-income securities. Normally, the Fund’s investments will consist of approximately 60% equity securities and 40% fixed-income securities, but these target allocations may vary. Under normal market conditions, the Fund will not deviate more than 10% from each target allocation. The Fund will not purchase a security if as a result less than 25% of its total assets would be invested in either equity securities or fixed-income securities. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of issuers that meet the Fund’s sustainability criteria, as described below.
In its equity investments, the Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies whose business activities the Adviser believes position the company to benefit from certain environmentally- or socially-oriented sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. A company that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets the Fund’s sustainability criteria, although many of the companies in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser normally considers a universe of primarily U.S. mid- to large-capitalization companies for investment.
The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, the most attractive U.S. equity securities that fit into sustainable investment themes. First, under the “top-down” approach, the Adviser identifies the sustainable investment themes. In addition to this “top-down” thematic approach, the Adviser then uses a “bottom-up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on evaluating a company’s risks, including those related to environmental, social, and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco.
The Fund’s fixed-income securities will consist predominantly of U.S. Government and agency securities, which must meet the Fund’s sustainability and ESG criteria for government securities. In this regard, the Adviser evaluates government securities based on the alignment of the nation’s policies with the SDGs and an internal scoring system that considers the nation’s policies on ESG issues.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposures than making direct investments. For example, the Fund may use bond futures contracts and interest rate swaps to gain and adjust its exposures to the fixed-income markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Effective December 1, 2021, the Fund made certain changes to its principal strategies, including the modification of the strategies to increase allocation to equity securities and to decrease investment in fixed-income securities and securities of non-U.S. issuers and the use of derivatives, and an emphasis on sustainable investment themes. In addition, effective July 14, 2017, the Fund’s principal strategies were revised to eliminate static asset allocation targets for investment, and to permit increased use of derivatives and investment in securities of non-U.S. issuers. In light of these changes, the performance shown below for periods prior to December 1, 2021 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information for the composite index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2023, the year-to-date unannualized return for Class A shares was 5.18%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 9.02%, 2nd quarter, 2020; and Worst Quarter was down -14.55%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns:–Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns:–Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
AB Sustainable Thematic Balanced Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
AB Sustainable Thematic Balanced Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

AB Sustainable Thematic Balanced Portfolio | ESG Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and “sustainability” criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

AB Sustainable Thematic Balanced Portfolio | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

AB Sustainable Thematic Balanced Portfolio | Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

AB Sustainable Thematic Balanced Portfolio | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

AB Sustainable Thematic Balanced Portfolio | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

AB Sustainable Thematic Balanced Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

AB Sustainable Thematic Balanced Portfolio | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

AB Sustainable Thematic Balanced Portfolio | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

AB Sustainable Thematic Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	$ 523
After 3 Years	rr_ExpenseExampleYear03	775
After 5 Years	rr_ExpenseExampleYear05	1,047
After 10 Years	rr_ExpenseExampleYear10	$ 1,821
2013	rr_AnnualReturn2013	6.31%
2014	rr_AnnualReturn2014	3.56%
2015	rr_AnnualReturn2015	(0.73%)
2016	rr_AnnualReturn2016	3.65%
2017	rr_AnnualReturn2017	8.32%
2018	rr_AnnualReturn2018	(5.66%)
2019	rr_AnnualReturn2019	14.61%
2020	rr_AnnualReturn2020	4.39%
2021	rr_AnnualReturn2021	8.62%
2022	rr_AnnualReturn2022	(19.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.55%)
1 Year	rr_AverageAnnualReturnYear01	(23.06%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.16%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.48%	[3]
AB Sustainable Thematic Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	$ 278	[5]
After 3 Years	rr_ExpenseExampleYear03	599
After 5 Years	rr_ExpenseExampleYear05	1,046
After 10 Years	rr_ExpenseExampleYear10	$ 2,091
1 Year	rr_AverageAnnualReturnYear01	(21.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	1.15%
AB Sustainable Thematic Balanced Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	$ 77
After 3 Years	rr_ExpenseExampleYear03	287
After 5 Years	rr_ExpenseExampleYear05	515
After 10 Years	rr_ExpenseExampleYear10	$ 1,170
1 Year	rr_AverageAnnualReturnYear01	(19.33%)
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	2.19%
AB Sustainable Thematic Balanced Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none	[6]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[6]
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%	[6]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[6]
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[6]
After 1 Year	rr_ExpenseExampleYear01	$ 127
After 3 Years	rr_ExpenseExampleYear03	471
After 5 Years	rr_ExpenseExampleYear05	838
After 10 Years	rr_ExpenseExampleYear10	$ 1,871
1 Year	rr_AverageAnnualReturnYear01	(19.86%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	1.52%
AB Sustainable Thematic Balanced Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none	[6]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[6],[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[6],[7]
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%	[6],[7]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[6],[7]
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[6],[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2],[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6],[7]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees, which excludes a one-time non-recurring accrual adjustment reflected in the 2023 Financial Highlights.
After 1 Year	rr_ExpenseExampleYear01	$ 102
After 3 Years	rr_ExpenseExampleYear03	382
After 5 Years	rr_ExpenseExampleYear05	684
After 10 Years	rr_ExpenseExampleYear10	$ 1,541
1 Year	rr_AverageAnnualReturnYear01	(19.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	1.83%
AB Sustainable Thematic Balanced Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%	[7]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[7]
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[7]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees, which excludes a one-time non-recurring accrual adjustment reflected in the 2023 Financial Highlights.
After 1 Year	rr_ExpenseExampleYear01	$ 77
After 3 Years	rr_ExpenseExampleYear03	287
After 5 Years	rr_ExpenseExampleYear05	515
After 10 Years	rr_ExpenseExampleYear10	$ 1,170
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	2.15%
AB Sustainable Thematic Balanced Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	$ 77
After 3 Years	rr_ExpenseExampleYear03	259
After 5 Years	rr_ExpenseExampleYear05	457
After 10 Years	rr_ExpenseExampleYear10	$ 1,029
1 Year	rr_AverageAnnualReturnYear01	(19.33%)	[8]
5 Years	rr_AverageAnnualReturnYear05	(0.04%)	[8]
10 Years	rr_AverageAnnualReturnYear10	2.18%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2021	[8]
AB Sustainable Thematic Balanced Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.09%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.44%	[3]
AB Sustainable Thematic Balanced Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.04%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.85%	[3]
AB Sustainable Thematic Balanced Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
AB Sustainable Thematic Balanced Portfolio | 60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.00%)	[9]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[9]
10 Years	rr_AverageAnnualReturnYear10	8.13%	[9]

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

[2]
The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund until December 31, 2024 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, 1.25%, 1.00%, .75%, and .75% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. Each of the agreements will remain in effect until December 31, 2024 and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

[3]	After-tax returns: – Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
[5]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
[6]	Class R shares and Class K shares are no longer offered to new investors. Outstanding Class R shares and Class K shares will be liquidated on or about May 21, 2024.
[7]	Restated to reflect current fees, which excludes a one-time non-recurring accrual adjustment reflected in the 2023 Financial Highlights.
[8]	Inception date for Class Z shares: 12/14/21. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.
[9]	The information for the composite index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.